Goodwill (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of changes in the carrying value of goodwill by segment
Impairment of goodwill	$ 0	$ 0